SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Warrants And Options
Number of stock options, beginning balance	1,883,343	1,883,343	820,010	820,010
Weighted Average Exercise Price, beginning balance | (per share)	$ 2.32	$ 3.17	$ 1.78	$ 2.10
Number of stock options, Exercise of options			(116,667)	(116,667)
Weighted Average Exercise Price, Exercise of options | $ / shares				$ 2.27
Number of stock options, Expiry of options	(74,875)	(74,875)	(20,000)	(20,000)
Weighted Average Exercise Price, Expiry of options | $ / shares		$ 1.25		$ 1.5
Number of stock options, options granted	1,735,250	1,735,250	1,200,000	1,200,000
Weighted Average Exercise Price, options granted | $ / shares		$ 1.82		$ 3.67
Number of stock options, ending balance	3,543,718	3,543,718	1,883,343	1,883,343
Weighted Average Exercise Price, ending balance | (per share)	$ 1.91	$ 2.53	$ 2.32	$ 3.17